AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 14.5%
Bright Horizons Family Solutions, Inc.*	49,879	$3,840,184
Burlington Stores, Inc.*	40,539	8,192,932
Carter's, Inc.[1]	79,997	5,753,384
Cavco Industries, Inc.*	36,270	11,524,430
Dorman Products, Inc.*	79,244	6,835,588
Five Below, Inc.*	55,936	11,521,138
Gentherm, Inc.*	89,949	5,434,719
Grand Canyon Education, Inc.*	43,105	4,909,660
Krispy Kreme Inc.[1]	195,115	3,034,038
Lithia Motors, Inc., Class A	35,698	8,172,343
Polaris, Inc.[1]	82,151	9,088,365
Texas Roadhouse, Inc.	106,651	11,524,707
Vail Resorts, Inc.[1]	24,608	5,750,397

Total Consumer Discretionary		95,581,885
Consumer Staples - 5.2%
BJ's Wholesale Club Holdings, Inc.*	195,826	14,896,484
Lancaster Colony Corp.[1]	46,531	9,440,209
Performance Food Group Co.*	170,777	10,304,684

Total Consumer Staples		34,641,377
Energy - 3.7%
ChampionX Corp.	134,891	3,659,593
Magnolia Oil & Gas Corp., Class A	276,426	6,048,201
Matador Resources Co.	116,556	5,553,893
Ovintiv, Inc.	120,580	4,350,526
ProPetro Holding Corp.*	295,193	2,122,438
SM Energy Co.	98,836	2,783,222

Total Energy		24,517,873
Financials - 10.4%
Atlantic Union Bankshares Corp.[1]	198,131	6,944,492
Glacier Bancorp, Inc.	137,840	5,790,658
Kinsale Capital Group, Inc.	34,377	10,318,257
MarketAxess Holdings, Inc.	19,390	7,587,113
Pinnacle Financial Partners, Inc.	132,821	7,326,406
Piper Sandler Cos.	63,051	8,739,499
Stifel Financial Corp.	69,917	4,131,395
Voya Financial, Inc.	175,737	12,558,166
Wintrust Financial Corp.	66,245	4,832,573

Total Financials		68,228,559
Health Care - 14.9%
Acadia Healthcare Co., Inc.*	98,322	7,103,765
Azenta, Inc.*	143,451	6,400,784
	Shares	Value

Bio-Rad Laboratories, Inc., Class A*	18,266	$8,749,779
Catalent, Inc.*	190,507	12,518,215
Globus Medical, Inc., Class A*	123,581	6,999,628
Halozyme Therapeutics, Inc.*	172,045	6,570,399
Hologic, Inc.*	80,928	6,530,890
Integer Holdings Corp.*	99,512	7,712,180
Intra-Cellular Therapies, Inc.*	142,390	7,710,418
Jazz Pharmaceuticals PLC (Ireland)*	66,077	9,669,047
Molina Healthcare, Inc.*	22,152	5,925,438
Neurocrine Biosciences, Inc.*	82,459	8,346,500
Vericel Corp.*,1	132,747	3,892,142

Total Health Care		98,129,185
Industrials - 20.0%
Atkore, Inc.*	63,454	8,914,018
Booz Allen Hamilton Holding Corp.	99,078	9,183,540
Columbus McKinnon Corp.	154,293	5,733,528
Comfort Systems USA, Inc.	72,758	10,619,758
Exponent, Inc.	83,166	8,290,819
Federal Signal Corp.	158,526	8,593,694
Gates Industrial Corp. PLC*	373,633	5,189,762
Gibraltar Industries, Inc.*	132,865	6,443,953
Hexcel Corp.	119,185	8,134,376
Ingersoll Rand, Inc.	106,407	6,190,759
ITT, Inc.	78,492	6,773,860
Lincoln Electric Holdings, Inc.	57,117	9,658,485
Nordson Corp.	47,408	10,536,902
RBC Bearings, Inc.*,1	49,867	11,605,547
Schneider National, Inc., Class B	232,127	6,209,397
The Toro Co.	83,527	9,284,861

Total Industrials		131,363,259
Information Technology - 15.0%
Cognex Corp.	192,584	9,542,537
CyberArk Software, Ltd. (Israel)*	54,458	8,058,695
Entegris, Inc.	100,889	8,273,907
Globant SA (Uruguay)*	51,814	8,498,014
HubSpot, Inc.*	27,775	11,908,531
Manhattan Associates, Inc.*	97,760	15,138,136
Paylocity Holding Corp.*	45,786	9,101,341
Power Integrations, Inc.	62,582	5,296,940
Rapid7, Inc.*	97,816	4,490,733
Silicon Laboratories, Inc.*	54,207	9,491,104
Zebra Technologies Corp., Class A*	27,398	8,712,564

Total Information Technology		98,512,502

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 5.9%
AptarGroup, Inc.	39,848	$4,709,635
Eagle Materials, Inc.	68,518	10,055,016
Element Solutions, Inc.	447,418	8,639,642
Quaker Chemical Corp.[1]	38,084	7,538,728
RPM International, Inc.	89,041	7,767,937

Total Materials		38,710,958
Real Estate - 6.4%
Agree Realty Corp., REIT	106,766	7,325,215
Easterly Government Properties, Inc., REIT	337,487	4,637,071
EastGroup Properties, Inc., REIT	42,453	7,018,330
National Storage Affiliates Trust, REIT	124,929	5,219,534
Physicians Realty Trust, REIT	360,977	5,389,387
Summit Hotel Properties, Inc., REIT	507,403	3,551,821
Sun Communities, Inc., REIT	64,374	9,069,009

Total Real Estate		42,210,367
Utilities - 2.2%
IDACORP, Inc.	76,003	8,233,405
Portland General Electric Co.[1]	127,899	6,252,982

Total Utilities		14,486,387

Total Common Stocks (Cost $589,781,751)		646,382,352

Principal Amount
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.5%[2]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,000,402 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/23, due 04/03/23, 4.810% total to be received $80,647 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.000%, 12/26/24 - 03/20/53, totaling $82,227)	$80,615	$80,615
Jefferies LLC, dated 03/31/23, due 04/03/23, 4.910% total to be received $1,000,409 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.750%, 04/14/23 - 03/21/28, totaling $1,020,006)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,000,402 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,080,615
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $11,385,410 (collateralized by a U.S. Treasury, 1.750%, 07/31/24, totaling $11,608,660)	11,381,000	11,381,000

Total Short-Term Investments (Cost $14,461,615)		14,461,615
Total Investments - 100.4% (Cost $604,243,366)		660,843,967
Other Assets, less Liabilities - (0.4)%		(2,882,884)
Net Assets - 100.0%		$657,961,083

*	Non-income producing security.
[1]	Some of these securities, amounting to $39,609,867 or 6.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$646,382,352	—	—	$646,382,352
Short-Term Investments
Joint Repurchase Agreements	—	$3,080,615	—	3,080,615
Repurchase Agreements	—	11,381,000	—	11,381,000
Total Investments in Securities	$646,382,352	$14,461,615	—	$660,843,967

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$39,609,867	$3,080,615	$36,894,740	$39,975,355
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	04/27/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.